The following is a summary of options outstanding and exercisable as of February 29, 2024: (Details)	12 Months Ended
Feb. 29, 2024 $ / shares shares
Options1 [member]
IfrsStatementLineItems [Line Items]
Expiry Date	June 27, 2024
Number of options exercisable | shares	25,000
Exercise price	$ 0.70
Life remaining	3 months 29 days
Options [member]
IfrsStatementLineItems [Line Items]
Expiry Date	September 30, 2024
Number of options exercisable | shares	183,000
Exercise price	$ 0.70
Life remaining	6 months 29 days
Options 3 [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	February 22, 2026
Number of options exercisable | shares	2,306,250
Exercise price	$ 0.25
Life remaining	1 year 11 months 23 days
Options 4 [member]
IfrsStatementLineItems [Line Items]
Expiry Date	February 22, 2026
Number of options exercisable | shares	2,137,500
Exercise price	$ 0.35
Life remaining	1 year 11 months 23 days
Options 5 [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	September 1, 2026
Number of options exercisable | shares	187,500
Exercise price	$ 0.70
Life remaining	2 years 6 months
Options 6 [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	December 29, 2026
Exercise price	$ 0.40
Life remaining	2 years 9 months 29 days
Options 7 [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	December 29, 2028
Exercise price	$ 0.40
Life remaining	4 years 9 months 29 days